Statements of changes in equity - USD ($)	Unitholders' Capital	Retained Earnings (Deficit)	Unit Premiums and Reserves	Total
Balance as (in number of units) at Oct. 26, 2017	0
Balance as at Oct. 26, 2017	$ 0			$ 0
Proceeds from issuance of Units	$ 10			10
Balance as (in number of units) at Dec. 31, 2017	1
Balance as at Dec. 31, 2017	$ 10			10
Proceeds from issuance of Units (in number of units)	1
Units issued on acquisition of CFCL (in number of units)	252,156,002
Units issued on acquisition of CFCL	$ 3,537,320,923			3,537,320,923
Cost of redemption of Units (note 7) (in number of units)	(36,825,227)
Cost of redemption of Units (note 7)	$ (516,595,332)			(473,604,287)
Cost of redemption of Units (note 7)		$ 42,988,598	$ 2,447
Net income (loss) for the period		(256,999,604)		(256,999,604)
Balance as (in number of units) at Dec. 31, 2018	215,330,776
Balance as at Dec. 31, 2018	$ 3,020,725,601	$ (214,011,006)	$ 2,447	$ 2,806,717,042